                     SUPPLEMENT DATED FEBRUARY 19, 1998 TO
                  THE PROSPECTUS DATED DECEMBER 31, 1997, FOR
                       FIRSTLINE VARIABLE UNIVERSAL LIFE
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                                   ISSUED BY
                   SECURITY LIFE OF DENVER INSURANCE COMPANY
                                    AND ITS
                       SECURITY LIFE SEPARATE ACCOUNT L1



THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.



The following information modifies the text found in the first paragraph of the cover page of the Prospectus:

        The statement, "On or before May 1, 1998, six additional Divisions of the Variable Account will become available." is hereby revised to read:
        "On February 19, 1998, six additional Divisions of the Variable Account are available."


The following information replaces the similar information found on pages 2 and 7 of the Prospectus:

        Customer Service Center
        PO Box 173888
        Denver, CO 80217-3888
        (800) 848-6362


The following information is added to the Definition of Special Terms Used in the Prospectus section on pages 7 - 9 of the Prospectus:

        Delivery Period -- The period which begins on the date the Policy is issued and ends on the earlier of (a) the date the Policy was delivered, as long as we receive notice of the delivery date at our Customer Service Center before the date defined in (b) or, (b) the date the Policy is mailed from our Customer Service Center plus the deemed mailing time. The deemed mailing time is five days, unless required otherwise by the state in which the Policy is issued.

        And, the phrase "Delivery and Free Look Periods" is substituted for the term, "Free Look Period" in the Policy Summary on page 2 (second occurrence only); and in the Allocation of Net Premiums sections on pages 11 and 21.

The following information is added to the section titled, "Maximum Number of Investment Divisions" on page 15 of the Prospectus:

        For Policies issued before December 31, 1997, Owners may access a one-time opportunity to remove the policy investment history (only for purposes of the 18-Fund maximum); thus increasing their future investment options. However, this procedure may require restricted investment options for a short period of time and such policies may experience some servicing delays as a result of the removal of Policy history from the current administrative system.


The following information modifies the investment objective of the INVESCO VIF Small Company Growth Fund on page 17 of the Prospectus:

        The statement "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998."


The following information modifies the investment objective of the Van Eck Worldwide Real Estate Fund on page 18 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the investment objective of the Van Eck Worldwide Bond Fund on page 18 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the investment objective of the Van Eck Worldwide Emerging Markets Fund on page 18 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the investment objective of the AIM VI Capital Appreciation Portfolio on page 18 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".

The following information modifies the investment objective of the AIM VI Government Securities Portfolio on page 18 of the Prospectus:

        The statement, "Will become available for investment on or before May 1, 1998" is deleted and is replaced with "Available for investment beginning February 19, 1998".


The following information modifies the section titled, Changes in Death Benefit Amounts, on pages 24 - 25 of the Prospectus:

        The first paragraph and the first sentence of the second paragraph of this section are hereby deleted and replaced with:

        "An increase or decrease in the death benefit of the Policy may be requested by the Owner. This request will be effective as of the next monthly processing date after the request is received by our Customer Service Center unless there are underwriting or other requirements. A change in coverage may not be for an amount less than $1,000. Decreases in the death benefit are permitted only after the first annual policy anniversary."


The following information modifies the text found on page 29 of the Prospectus, in the Dollar Cost Averaging section:

        The statement, "On or before May 1, 1998, the following additional options will be made available under the Dollar Cost Averaging program:" is hereby revised to read: "Effective February 19, 1998, the following options are available under the Dollar Cost Averaging program:".


The following information modifies the text found on page 30 of the Prospectus, in the Automatic Rebalancing section:

        The statement, "On or before May 1, 1998 the following additional options will be made available under the Automatic Rebalancing program:" is hereby revised to read: "Effective February 19, 1998, the following options are available under the Automatic Rebalancing program:".


The following information modifies the text found on page 31 of the Prospectus in the Policy Loans section:

        The word, "compound" is hereby deleted from the first sentence of the second paragraph and the last sentence of the fourth paragraph.

The following information is added to the section titled, Surrender, on page 32 of the Prospectus:

        Costs and expenses which have been deducted from the Net Account Value on the Monthly Processing Date preceding the surrender will not be added or pro-rated at surrender.

The table of "Portfolio Annual Expenses" and its accompanying footnotes on pages 40 - 41 are hereby modified as follows:

        All references to footnote 13 are deleted.


Appendix C, "Performance Information", and its footnotes on pages 147 - 153 are hereby modified as follows:

        All references to footnote 2 are deleted.


The "Illustrations of Death Benefits, Account Values, Surrender Values, and Accumulated Premiums" section on pages 51 - 58 is hereby deleted and replaced in its entirety as follows:

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES, SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Account Values and Cash Surrender Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest. The Policies illustrated include the following:


                                        Definition of        Stated                 Target
              Smoker    Death Benefit        Life            Death                  Death
Sex     Age   Status       Option       Insurance Test       Benefit     Premium    Benefit
------  ---  ---------  -------------  ----------------     --------     -------   ---------

Male     45  Nonsmoker        1              CVAT            200,000      $3,750    200,000

Male     45  Nonsmoker        1              CVAT            100,000      $3,750    200,000

Male     45  Nonsmoker        1               GP             200,000      $3,750    200,000


The tables show how death benefits, Account Values and Cash Surrender Values of a hypothetical Policy could vary over an extended period of time if the Divisions of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. The values will differ from those shown in the tables if the annual investment returns are not absolutely constant. That is, the death benefits, Account Values and Cash Surrender Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if female or unisex rates were used. The third column of each table shows what would happen if an amount equal to the premiums were invested to earn interest, after taxes, of 5% compounded annually. All premium payments are illustrated as if they were made at the beginning of the year.

The amounts shown for death benefits, Account Values and Cash Surrender Values sections reflect the fact that the net investment return on the Policy is lower than the gross investment return on the Divisions of the Variable Account. This results from the charges levied against the Divisions of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges. The difference between the Account Value and the Cash Surrender Value in the first 14 years is the Surrender Charge.

The tables illustrate cost of insurance and expense charges at both our current rates (which are described under Monthly Deductions from the Account Value, page
34) and at the maximum rates we guarantee in the Policies. The amounts shown at the end of each Policy year reflect a daily charge against the Variable Account Divisions. This charge includes the charge against the Variable Account for mortality and expense risks and the effect on each Division's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is 0.75% annually on a guaranteed basis; illustrations showing current rates reflect a guaranteed persistency refund equivalent to 0.5% of the Account Value annually beginning after the 10th Policy anniversary.

The tables also reflect a daily investment advisory fee equivalent to an annual rate of .7178% of the aggregate average daily net assets of the Portfolios.
This hypothetical rate is representative of the average maximum investment advisory fee applicable to the Divisions of the Variable Account. Other expenses of the Portfolios are assumed at the rate of .1735% of the average daily net assets of the Portfolio, which is an average of all the Portfolios' other expenses, including interest expenses. This amounts to .8913% of the average daily net assets of an investment division including the investment advisory fee. Actual fees vary by Portfolio and may be subject to agreements by the sponsor to waive or otherwise reimburse each investment Division for operating expenses which exceed certain limits. There can be no assurance that the expense reimbursement arrangements will continue in the future, and any unreimbursed expenses would be reflected in the values included on the tables.

The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of (1.63)%, on 6% it would be 4.32%, and on 12% it would be 10.28%.

The tables assume the deduction of charges including administrative and sales charges. The tables reflect the fact that we do not currently make any charge against the Variable Account for state or Federal taxes. If such a charge is made in the future, it will take a higher gross rate of return than the rates shown to produce death benefits, Account Values, and Cash Surrender Values shown.

We will furnish, upon request, a comparable illustration based on the Age and sex of the proposed Insured, standard Premium Class assumptions and an initial Stated Death Benefit, death benefit option and Scheduled Premiums chosen and consistent with the Policy form. If the Owner purchases a Policy, we will deliver an individualized illustration reflecting the Scheduled Premium chosen and the Insured's actual risk class. After issuance we will provide upon request an illustration of future Policy benefits based on both guaranteed and current cost factor assumptions and actual Account Value.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                             PRESENTED BY:


                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:$ 200000                       DEATH BENEFIT OPTION 1
                                                    ANNUAL PREMIUM: $ 3750.00
                                                    CASH VALUE ACCUMULATION TEST



                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:



                                            ----------0.00%--------              --------12.00%-------       -------6.00%--------
                           PREMIUM                    CASH                                CASH                      CASH
                         ACCUMULATED    ACCOUNT       SURR         DEATH      ACCOUNT     SURR     DEATH   ACCOUNT  SURR     DEATH
YEAR        PREMIUMS       AT 5%         VALUE        VALUE       BENEFIT      VALUE      VALUE   BENEFIT   VALUE   VALUE   BENEFIT

1             3750           3937         2627        1139        200000        2992      1505    200000     2809     1322   200000
2             3750           8072         5167        3492        200000        6248      4573    200000     5696     4021   200000
3             3750          12413         7619        5757        200000        9793      7931    200000     8662     6799   200000
4             3750          16971        10102        8052        200000       13784     11734    200000    11831     9781   200000
5             3750          21757        12489       10289        200000       18135     15935    200000    15085    12885   200000
6             3750          26783        14781       12581        200000       22886     20686    200000    18425    16225   200000
7             3750          32059        16966       14766        200000       28071     25871    200000    21847    19647   200000
8             3750          37600        19035       17110        200000       33729     31804    200000    25345    23420   200000
9             3750          43417        20982       19332        200000       39907     38257    200000    28915    27265   200000
10            3750          49525        22793       21418        200000       46656     45281    200000    32549    31174   200000
15            3750          84966        30210       30210        200000       93733     93733    200000    52831    52831   200000
20            3750         130197        32500       32500        200000      169104    169104    301174    75106    75106   200000
25            3750         187925        25818       25818        200000      282217    282217    445620    98773    98773   200000
30            3750         261603         1740        1740        200000      447409    447409    636215   123804   123804   200000

AGE 65        3750         140644        32034       32034        200000      188280    188280    326854    79728    79728   200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME:
MALE 45 NON-SMOKER                                               PRESENTED BY:


                                SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:$ 200000                      DEATH BENEFIT OPTION 1
                                                   ANNUAL PREMIUM: $ 3750.00
                                                   CASH VALUE ACCUMULATION TEST
                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                       --------0.00%------         ---------12.00%---------         ----------6.00%---------

                       PREMIUM                CASH                          CASH                              CASH
YEAR     PREMIUMS    ACCUMULATED   ACCOUNT    SURR      DEATH    ACCOUNT    SURR       DEATH       ACCOUNT    SURR       DEATH
                       AT 5%        VALUE     VALUE    BENEFIT    VALUE     VALUE     BENEFIT       VALUE     VALUE     BENEFIT

1          3750        3937          2836       1348   200000       3215      1727     200000        3025       1537    200000
2          3750        8072          5477       3802   200000       6605      4930     200000        6029       4354    200000
3          3750       12413          7926       6063   200000      10188      8325     200000        9011       7148    200000
4          3750       16971         10405       8355   200000      14221     12171     200000       12196      10146    200000
5          3750       21757         12789      10589   200000      18619     16419     200000       15468      13268    200000
6          3750       26783         15076      12876   200000      23422     21222     200000       18827      16627    200000
7          3750       32059         17289      15089   200000      28696     26496     200000       22300      20100    200000
8          3750       37600         19437      17512   200000      34503     32578     200000       25901      23976    200000
9          3750       43417         21546      19896   200000      40927     39277     200000       29663      28013    200000
10         3750       49525         23594      22219   200000      48014     46639     200000       33573      32198    200000
15         3750       84966         34030      34030   200000      99006     99006     201775       57287      57287    200000
20         3750      130197         41457      41457   200000     182044    182044     324221       85846      85846    200000
25         3750      187925         43643      43643   200000     311932    311932     492541      120133     120133    200000
30         3750      261603         36086      36086   200000     510440    510440     725845      161231     161231    229271

AGE 65     3750      140644         42390      42390   200000     203646    203646     353530       92177      92177    200000


THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                              PRESENTED BY:


                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:$100000                        DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:$100000               ANNUAL PREMIUM: $3750.00
                                                    CASH VALUE ACCUMULATION TEST


                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                       --------0.00%---------      --------12.00%--------          ------6.00%-------

                       PREMIUM                 CASH                         CASH                           CASH
                     ACCUMULATED    ACCOUNT    SURR     DEATH     ACCOUNT   SURR     DEATH     ACCOUNT     SURR      DEATH
YEAR     PREMIUMS      AT 5%         VALUE    VALUE    BENEFIT     VALUE   VALUE    BENEFIT     VALUE      VALUE    BENEFIT

1          3750         3937           2626     1789   200000        2992    2155   200000         2809      1971   200000
2          3750         8072           5166     4141   200000        6248    5223   200000         5695      4670   200000
3          3750        12413           7618     6518   200000        9792    8692   200000         8661      7561   200000
4          3750        16971          10101     9001   200000       13782   12682   200000        11830     10730   200000
5          3750        21757          12488    11388   200000       18133   17033   200000        15083     13983   200000
6          3750        26783          14779    13679   200000       22884   21784   200000        18424     17324   200000
7          3750        32059          16964    15864   200000       28069   26969   200000        21846     20746   200000
8          3750        37600          19034    18072   200000       33726   32764   200000        25343     24381   200000
9          3750        43417          20981    20156   200000       39905   39080   200000        28913     28088   200000
10         3750        49525          22792    22105   200000       46654   45966   200000        32548     31861   200000
15         3750        84966          30220    30220   200000       93735   93735   200000        52840     52840   200000
20         3750       130197          32548    32548   200000      169107  169107   301179        75152     75152   200000
25         3750       187925          26003    26003   200000      282222  282222   445628        98919     98919   200000
30         3750       261603           2387     2387   200000      447416  447416   636226       124189    124189   200000

AGE 65     3750       140644          32099    32099   200000      188283  188283   326860        79787     79787   200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                                PRESENTED BY:

                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE


STATED DEATH BENEFIT:$ 100000                       DEATH BENEFIT OPTION 1
INITIAL ADJUSTABLE TERM RIDER:$ 100000              ANNUAL PREMIUM:$ 3750.00
                                                    CASH VALUE ACCUMULATION TEST
                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                           ---------0.00%--------             --------12.00%-------         -------6.00%-------

                         PREMIUM                    CASH                               CASH                        CASH
                       ACCUMULATED    ACCOUNT       SURR        DEATH      ACCOUNT     SURR     DEATH   ACCOUNT    SURR     DEATH
YEAR     PREMIUMS        AT 5%         VALUE        VALUE      BENEFIT      VALUE      VALUE   BENEFIT   VALUE     VALUE    BENEFIT

1         3750            3937         3004         2166       200000       3394       2556     200000    3198      2361    200000
2         3750            8072         5860         4835       200000       7033       6008     200000    6435      5410    200000
3         3750           12413         8575         7475       200000      10951       9851     200000    9715      8615    200000
4         3750           16971        11325        10225       200000      15362      14262     200000   13222     12122    200000
5         3750           21757        13991        12891       200000      20196      19096     200000   16846     15746    200000
6         3750           26783        16576        15476       200000      25501      24401     200000   20593     19493    200000
7         3750           32059        19090        17990       200000      31340      30240     200000   24480     23380    200000
8         3750           37600        21542        20580       200000      37779      36817     200000   28523     27560    200000
9         3750           43417        23940        23115       200000      44876      44051     200000   32735     31910    200000
10        3750           49525        26264        25576       200000      52656      51969     200000   37107     36420    200000
15        3750           84966        37379        37379       200000     107473     107473     219031   62763     62763    200000
20        3750          130197        44854        44854       200000     195636     195636     348429   93167     93167    200000
25        3750          187925        47100        47100       200000     333510     333510     526612  130147    130147    205502
30        3750          261603        39813        39813       200000     544177     544177     773820  173261    173261    246377

AGE 65    3750          140644        45788        45788       200000     218569     218569     379435   99952     99952    200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME
MALE 45 NON-SMOKER                                                PRESENTED BY:

                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:$ 200000                           DEATH BENEFIT OPTION 1
                                                        ANNUAL PREMIUM:$ 3750.00
                                                        GUIDELINE PREMIUM TEST

                                 SUMMARY PAGE

                          ASSUMING GUARANTEED CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                           ---------0.00%--------             --------12.00%-------         -------6.00%-------

                         PREMIUM                    CASH                               CASH                        CASH
                       ACCUMULATED    ACCOUNT       SURR        DEATH      ACCOUNT     SURR     DEATH   ACCOUNT    SURR     DEATH
YEAR     PREMIUMS        AT 5%         VALUE        VALUE      BENEFIT      VALUE      VALUE   BENEFIT   VALUE     VALUE    BENEFIT

1          3750          3937          2627         1139       200000       2992       1505    200000    2809      1322     200000
2          3750          8072          5167         3492       200000       6248       4573    200000    5696      4021     200000
3          3750         12413          7619         5757       200000       9793       7931    200000    8662      6799     200000
4          3750         16971         10102         8052       200000      13784      11734    200000   11831      9781     200000
5          3750         21757         12489        10289       200000      18135      15935    200000   15085     12885     200000
6          3750         26783         14781        12581       200000      22886      20686    200000   18425     16225     200000
7          3750         32059         16966        14766       200000      28071      25871    200000   21847     19647     200000
8          3750         37600         19035        17110       200000      33729      31804    200000   25345     23420     200000
9          3750         43417         20982        19332       200000      39907      38257    200000   28915     27265     200000
10         3750         49525         22793        21418       200000      46656      45281    200000   32549     31174     200000
15         3750         84966         30210        30210       200000      93733      93733    200000   52831     52831     200000
20         3750        130197         32500        32500       200000     173523     173523    211698   75106     75106     200000
25         3750        187925         25818        25818       200000     306941     306941    356051   98773     98773     200000
30         3750        261603          1740         1740       200000     525155     525155    561916  123804    123804     200000

AGE 65     3750        140644         32034        32034       200000     195320     195320    234384   79728     79728     200000

THE EXPENSE CHARGES AND COST OF INSURANCE RATES WILL NEVER BE GREATER THAN THOSE WHICH WERE USED TO CALCULATE THE ABOVE VALUES.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENT RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.

PROSPECT: INSURED'S NAME:
MALE 45 NON-SMOKER                                                PRESENTED BY:

                                 SECURITY LIFE
                       FIRSTLINE VARIABLE UNIVERSAL LIFE

STATED DEATH BENEFIT:$ 200000                          DEATH BENEFIT OPTION 1
                                                       ANNUAL PREMIUM: $ 3750.00
                                                       GUIDELINE PREMIUM TEST
                                 SUMMARY PAGE

                           ASSUMING CURRENT CHARGES
               Assuming Hypothetical Gross Investment Return of:

                                           ---------0.00%--------             --------12.00%-------         -------6.00%-------

                         PREMIUM                    CASH                               CASH                        CASH
                       ACCUMULATED    ACCOUNT       SURR        DEATH      ACCOUNT     SURR     DEATH   ACCOUNT    SURR     DEATH
YEAR     PREMIUMS        AT 5%         VALUE        VALUE      BENEFIT      VALUE      VALUE   BENEFIT   VALUE     VALUE    BENEFIT

1          3750           3937         2836         1348       200000        3215      1727      200000    3025      1537     200000
2          3750           8072         5477         3802       200000        6605      4930      200000    6029      4354     200000
3          3750          12413         7926         6063       200000       10188      8325      200000    9011      7148     200000
4          3750          16971        10405         8355       200000       14221     12171      200000   12196     10146     200000
5          3750          21757        12789        10589       200000       18619     16419      200000   15468     13268     200000
6          3750          26783        15076        12876       200000       23422     21222      200000   18827     16627     200000
7          3750          32059        17289        15089       200000       28696     26496      200000   22300     20100     200000
8          3750          37600        19437        17512       200000       34503     32578      200000   25901     23976     200000
9          3750          43417        21546        19896       200000       40927     39277      200000   29663     28013     200000
10         3750          49525        23594        22219       200000       48014     46639      200000   33573     32198     200000
15         3750          84966        34030        34030       200000       99007     99007      200000   57287     57287     200000
20         3750         130197        41457        41457       200000      185524    185524      226340   85846     85846     200000
25         3750         187925        43643        43643       200000      329412    329412      382118  120133    120133     200000
30         3750         261603        36086        36086       200000      566366    566366      606012  163147    163147     200000

AGE 65     3750         140644        42390        42390       200000      208910    208910      250692   92177     92177     200000

THE CURRENT COST OF INSURANCE RATES ARE SUBJECT TO CHANGE. ACCOUNT VALUES WILL VARY FROM THOSE ILLUSTRATED IF ACTUAL RATES DIFFER FROM THOSE ASSUMED. CURRENT MORTALITY CHARGE RATES ARE BASED ON CURRENT MORTALITY EXPERIENCE AND ARE NOT DEPENDENT UPON FUTURE IMPROVEMENTS IN UNDERLYING MORTALITY.

THE HYPOTHETICAL GROSS RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS AND POLICY CHARGES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO THE DIVISIONS OF THE VARIABLE ACCOUNT AND THE GUARANTEED INTEREST DIVISION AND THE INVESTMENT EXPERIENCE OF THE DIVISIONS. NO REPRESENTATION CAN BE MADE THAT THESE HYPOTHETICAL GROSS INVESTMENTS RETURNS CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0.00%, 12.00% AND 6.00% OVER A PERIOD OF YEARS BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF PREMIUMS WERE PAID IN A DIFFERENT FREQUENCY THAN SHOWN. THE ABOVE VALUES ASSUME NO LOANS OR WITHDRAWALS ARE TAKEN.